INVESTMENT SECURITIES (Schedule of Amortized Cost and Fair Values of Investments) (Details) - USD ($) $ in Thousands		Jun. 30, 2020	Jun. 30, 2019
AVAILABLE FOR SALE
Amortized Cost		$ 148,271	$ 132,673
Gross Unrealized Gains		205	390
Gross Unrealized Losses		(837)	(283)
Fair Value		147,639	132,780
HELD TO MATURITY
Amortized Cost		3,495	3,995
Gross Unrealized Gains		127	85
Gross Unrealized Losses
Total		3,622	4,080
Corporate Debt Securities [Member]
AVAILABLE FOR SALE
Amortized Cost		109,739	104,760
Gross Unrealized Gains		163	355
Gross Unrealized Losses		(774)	(207)
Fair Value		109,128	104,908
Foreign Debt Securities [Member]
AVAILABLE FOR SALE
Amortized Cost	[1]	32,561	26,583
Gross Unrealized Gains	[1]	42	35
Gross Unrealized Losses	[1]	(63)	(75)
Fair Value	[1]	32,540	26,543
Commercial Paper [Member]
AVAILABLE FOR SALE
Amortized Cost		5,971
Gross Unrealized Gains
Gross Unrealized Losses
Fair Value		5,971
Obligations of States and Political Subdivisions [Member]
AVAILABLE FOR SALE
Amortized Cost			1,330
Gross Unrealized Gains
Gross Unrealized Losses			(1)
Fair Value			1,329
HELD TO MATURITY
Amortized Cost		3,495	3,995
Gross Unrealized Gains		127	85
Gross Unrealized Losses
Total		$ 3,622	$ 4,080

[1]	U.S. dollar-denominated investment-grade corporate bonds of large foreign corporate issuers.